                        SCUDDER ADVOCATE REWARDS ANNUITY
                                   ISSUED BY

                       BRIGHTHOUSE LIFE INSURANCE COMPANY
           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2017
                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Scudder Advocate Rewards Annuity (the "Contract") issued by Brighthouse Life Insurance Company ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits, accumulate on a variable basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I
     Invesco V.I. Managed Volatility Fund
BRIGHTHOUSE FUNDS TRUST I
     BlackRock High Yield Portfolio -- Class B
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class A MFS(R) Research International Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B
     T. Rowe Price Mid Cap Growth Portfolio -- Class B
BRIGHTHOUSE FUNDS TRUST II
     BlackRock Bond Income Portfolio -- Class B
     BlackRock Large Cap Value Portfolio -- Class B
     BlackRock Ultra-Short Term Bond Portfolio -- Class B
     Brighthouse Asset Allocation 40 Portfolio -- Class B
     Brighthouse Asset Allocation 60 Portfolio -- Class B
     Brighthouse Asset Allocation 80 Portfolio -- Class B
     Brighthouse/Wellington Balanced Portfolio -- Class B

     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class B Frontier Mid Cap Growth Portfolio -- Class B
     Jennison Growth Portfolio -- Class B
     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class B
     MFS(R) Value Portfolio -- Class E
     Neuberger Berman Genesis Portfolio -- Class B
     T. Rowe Price Large Cap Growth Portfolio -- Class E
     T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class E DEUTSCHE VARIABLE SERIES II -- CLASS B
     Deutsche Government & Agency Securities VIP
     Deutsche Small Mid Cap Value VIP
THE ALGER PORTFOLIOS -- CLASS S
     Alger Capital Appreciation Portfolio
THE DREYFUS SUSTAINABLE U.S. EQUITY PORTFOLIO, INC. -- SERVICE SHARES

     The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

Certain Variable Funding Options have been subject to a name change. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2017. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 866-376-0389 or access the SEC's website (http://www.sec.gov). Please see Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    8%(1)
(as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $40(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% charge for GMAB, a 0.40% charge for GMWB I (maximum of 1.00% upon reset), a 0.55% charge for GMWB I Plus (maximum of 1.00% upon reset), a 0.50% charge for GMWB II (maximum of 1.00% upon reset), a 0.65% charge for GMWB II Plus (maximum of 1.00% upon reset), and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                        STANDARD DEATH     STEP-UP DEATH     ROLL-UP DEATH
                                                                            BENEFIT           BENEFIT           BENEFIT
                                                                       ----------------   ---------------   --------------
Mortality and Expense Risk Charge*..................................     1.40%              1.55%             1.75%
Administrative Expense Charge.......................................     0.15%              0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
 FEATURES SELECTED..................................................     1.55%              1.70%             1.90%
Optional E.S.P. Charge..............................................     0.20%              0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.....     1.75%              1.90%             2.10%
Optional GMAB Charge................................................     0.40%              0.40%             0.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
 SELECTED...........................................................     1.95%              2.10%             2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
 SELECTED(5)........................................................     2.15%              2.30%             2.50%
Optional GMWB I Charge..............................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB I Plus Charge.........................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB II Charge.............................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB II Plus Charge........................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB III Charge............................................     0.25%              0.25%             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
 SELECTED...........................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I PLUS ONLY
 SELECTED...........................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
 SELECTED...........................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II PLUS ONLY
 SELECTED...........................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
 SELECTED...........................................................     1.80%              1.95%             2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 SELECTED...........................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 PLUS SELECTED......................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 SELECTED...........................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 PLUS SELECTED......................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
 SELECTED...........................................................     2.00%              2.15%             2.35%

------------
* We will waive a portion of the Mortality and Expense Risk Charge equal to the amount, if any, by which the Underlying Fund expenses exceed: 0.63% for the Subaccount investing in the MetLife Stock Index Portfolio, 1.34% for the Subaccount investing in the T. Rowe Price Mid Cap Growth Portfolio, 1.08% for the Subaccount investing in the MFS(R) Value Portfolio, 1.24% for the Subaccount investing in the Western Asset Management Strategic Bond Opportunities Portfolio, 1.10% for the Subaccount investing in the BlackRock High Yield Portfolio, 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, 1.18% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio, 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio, and 0.83% for the Subaccount investing in the Jennison Growth Portfolio - Class B.

(5)   GMAB and GMWB cannot both be elected.

(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I, 0.55% for GMWB I Plus, 0.50% for GMWB II and 0.65% for GMWB II Plus.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2016 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-376-0389.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.52%       1.21%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.


                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. Managed Volatility Fund.............    0.60%       --           0.56%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class B........    0.60%     0.25%          0.07%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A.....................    0.89%       --           0.11%
 MFS(R) Research International Portfolio --
  Class B.........................................    0.70%     0.25%          0.04%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.66%     0.25%          0.05%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................    0.57%     0.25%          0.02%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class B.........................................    0.75%     0.25%          0.03%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class B.........................................    0.33%     0.25%          0.04%
 BlackRock Large Cap Value Portfolio --
  Class B.........................................    0.63%     0.25%          0.03%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class B............................    0.35%     0.25%          0.03%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B............................    0.06%     0.25%            --
 Brighthouse Asset Allocation 60
  Portfolio -- Class B............................    0.05%     0.25%            --
 Brighthouse Asset Allocation 80
  Portfolio -- Class B............................    0.05%     0.25%          0.01%
 Brighthouse/Wellington Balanced
  Portfolio -- Class B............................    0.46%     0.25%          0.09%



                                                                     TOTAL       FEE WAIVER    NET TOTAL
                                                      ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                      FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. Managed Volatility Fund............. 0.01%            1.17%     0.01%           1.16%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class B........ 0.08%            1.00%       --            1.00%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A.....................   --             1.00%     0.06%           0.94%
 MFS(R) Research International Portfolio --
  Class B.........................................   --             0.99%     0.06%           0.93%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --             0.96%     0.10%           0.86%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................   --             0.84%     0.03%           0.81%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class B.........................................   --             1.03%       --            1.03%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class B.........................................   --             0.62%       --            0.62%
 BlackRock Large Cap Value Portfolio --
  Class B.........................................   --             0.91%     0.03%           0.88%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class B............................   --             0.63%     0.02%           0.61%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B............................ 0.57%            0.88%       --            0.88%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B............................ 0.60%            0.90%       --            0.90%
 Brighthouse Asset Allocation 80
  Portfolio -- Class B............................ 0.64%            0.95%       --            0.95%
 Brighthouse/Wellington Balanced
  Portfolio -- Class B............................   --             0.80%       --            0.80%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class B.............    0.70%         0.25%        0.02%
 Frontier Mid Cap Growth Portfolio --
  Class B........................................    0.72%         0.25%        0.03%
 Jennison Growth Portfolio -- Class B............    0.60%         0.25%        0.02%
 MetLife Stock Index Portfolio -- Class B........    0.25%         0.25%        0.02%
 MFS(R) Total Return Portfolio -- Class B........    0.56%         0.25%        0.05%
 MFS(R) Value Portfolio -- Class E...............    0.70%         0.15%        0.02%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.81%         0.25%        0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class E...........................    0.60%         0.15%        0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................    0.47%         0.25%        0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class E.............    0.57%         0.15%        0.03%
DEUTSCHE VARIABLE SERIES II -- CLASS B
 Deutsche Government & Agency Securities
  VIP............................................    0.45%         0.25%        0.51%
 Deutsche Small Mid Cap Value VIP................    0.65%         0.25%        0.29%
THE ALGER PORTFOLIOS -- CLASS S
 Alger Capital Appreciation Portfolio............    0.81%         0.25%        0.15%
THE DREYFUS SUSTAINABLE U.S. EQUITY
 PORTFOLIO, INC. -- SERVICE SHARES
 The Dreyfus Sustainable U.S. Equity
  Portfolio, Inc.................................    0.75%         0.25%        0.11%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class B.............   --             0.97%     0.11%           0.86%
 Frontier Mid Cap Growth Portfolio --
  Class B........................................   --             1.00%     0.02%           0.98%
 Jennison Growth Portfolio -- Class B............   --             0.87%     0.08%           0.79%
 MetLife Stock Index Portfolio -- Class B........   --             0.52%     0.01%           0.51%
 MFS(R) Total Return Portfolio -- Class B........   --             0.86%       --            0.86%
 MFS(R) Value Portfolio -- Class E...............   --             0.87%     0.14%           0.73%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --             1.10%     0.01%           1.09%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class E...........................   --             0.77%     0.02%           0.75%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................   --             0.75%       --            0.75%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class E............. 0.01%            0.76%     0.05%           0.71%
DEUTSCHE VARIABLE SERIES II -- CLASS B
 Deutsche Government & Agency Securities
  VIP............................................   --             1.21%     0.21%           1.00%
 Deutsche Small Mid Cap Value VIP................   --             1.19%       --            1.19%
THE ALGER PORTFOLIOS -- CLASS S
 Alger Capital Appreciation Portfolio............   --             1.21%       --            1.21%
THE DREYFUS SUSTAINABLE U.S. EQUITY
 PORTFOLIO, INC. -- SERVICE SHARES
 The Dreyfus Sustainable U.S. Equity
  Portfolio, Inc.................................   --             1.11%       --            1.11%

The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


PAYMENTS WE RECEIVE. Effective March 6, 2017, MetLife Advisers, LLC changed its name to Brighthouse Investment Advisers, LLC.

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 866-376-0389 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


            UNDERLYING FUND                      INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ---------------------------------------- --------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 -- SERIES I
Invesco V.I. Managed Volatility Fund   Seeks both capital appreciation and      Invesco Advisers, Inc.
                                       current income while managing
                                       portfolio volatility.
BRIGHTHOUSE FUNDS TRUST I
BlackRock High Yield Portfolio --      Seeks to maximize total return,          Brighthouse Investment Advisers, LLC
 Class B                               consistent with income generation        Subadviser: BlackRock Financial
                                       and prudent investment management.       Management, Inc.
Brighthouse/Aberdeen Emerging          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class A                                            Subadviser: Aberdeen Asset Managers
                                                                                Limited
MFS(R) Research International          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: Massachusetts Financial
                                                                                Services Company
Oppenheimer Global Equity              Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: OppenheimerFunds, Inc.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income       Inc.
                                       is a secondary objective.
T. Rowe Price Mid Cap Growth           Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: T. Rowe Price Associates,
                                                                                Inc.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --     Seeks a competitive total return         Brighthouse Investment Advisers, LLC
 Class B                               primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Large Cap Value              Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond        Seeks a high level of current income     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                       capital.
Brighthouse Asset Allocation 40        Seeks high total return in the form of   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  income and growth of capital, with a
                                       greater emphasis on income.
Brighthouse Asset Allocation 60        Seeks a balance between a high level     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
Brighthouse Asset Allocation 80        Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse/Wellington Balanced        Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  with some current income.                Subadviser: Wellington Management
                                                                                Company LLP

             UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
---------------------------------------- ---------------------------------------- --------------------------------------
Brighthouse/Wellington Core Equity       Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B      income over time and, secondarily,       Subadviser: Wellington Management
                                         long-term capital appreciation and       Company LLP
                                         current income.
Frontier Mid Cap Growth Portfolio --     Seeks maximum capital appreciation.      Brighthouse Investment Advisers, LLC
 Class B                                                                          Subadviser: Frontier Capital
                                                                                  Management Company, LLC
Jennison Growth Portfolio -- Class B     Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
                                                                                  Subadviser: Jennison Associates LLC
MetLife Stock Index Portfolio --         Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Class B                                 Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                         Stock Price Index.                       Advisors, LLC
MFS(R) Total Return Portfolio --         Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
 Class B                                 investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                  Services Company
MFS(R) Value Portfolio -- Class E        Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                                  Subadviser: Massachusetts Financial
                                                                                  Services Company
Neuberger Berman Genesis                 Seeks high total return, consisting      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                    principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                  Investment Advisers LLC
T. Rowe Price Large Cap Growth           Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                                                             Subadviser: T. Rowe Price Associates,
                                                                                  Inc.
T. Rowe Price Small Cap Growth           Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: T. Rowe Price Associates,
                                                                                  Inc.
Western Asset Management Strategic       Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --         consistent with preservation of          Subadviser: Western Asset
 Class E                                 capital.                                 Management Company
DEUTSCHE VARIABLE SERIES II -- CLASS B
Deutsche Government & Agency             Seeks high current income consistent     Deutsche Investment Management
 Securities VIP                          with preservation of capital.            Americas Inc.
Deutsche Small Mid Cap Value VIP         Seeks long-term capital appreciation.    Deutsche Investment Management
                                                                                  Americas Inc.
THE ALGER PORTFOLIOS -- CLASS S
Alger Capital Appreciation Portfolio     Seeks long-term capital appreciation.    Fred Alger Management, Inc.
THE DREYFUS SUSTAINABLE U.S. EQUITY
 PORTFOLIO, INC. -- SERVICE SHARES
The Dreyfus Sustainable U.S. Equity      Seeks long-term capital appreciation.    The Dreyfus Corporation
 Portfolio, Inc.                                                                  Subadviser: Newton Investment
                                                                                  Management (North America)
                                                                                  Limited

Certain Variable Funding Options have been subject to a name change. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.

                           FEDERAL TAX CONSIDERATIONS
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The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who own more than 5% of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death, or alternatively, minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2017, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $54,000 or 25% of pay for each participant in 2017.


ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code); or

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.

Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly [and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.

You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefits should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS


The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.



                                   TRANSFERS
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The following paragraphs in the RESTRICTIONS ON FREQUENT TRANSFERS section have been modified:


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; the second occurrence will result in imposition of this restriction for a six-month period; a second third occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for deterring frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria restrictions (the "Alternative Frequent Transfer Criteria Restrictions") when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits. Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria Restrictions, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:
reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

For the Contracts to which we apply the Alternative Frequent Transfer Restrictions, a first occurrence will result in a warning letter; any additional occurrence thereafter will result in imposition of the Alternative Frequent Transfer Restrictions for a six-month period.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a second third occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply our Alternative Frequent Transfer Criteria Restrictions will be subject to the above-described restrictions applicable to such Contracts. For those Contracts, a first occurrence will result in a warning letter; any additional occurrence thereafter will result in imposition of the Alternative Frequent Transfer Restrictions for a six-month period.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


Brighthouse Life Insurance Company (the Company) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a subsidiary of, and controlled by, MetLife, Inc., a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The Company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including the Company, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, the Company will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. The Company will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on the the Company's financial strength and claims-paying ability.


THE SEPARATE ACCOUNT

Prior to March 6, 2017, the Separate Account was known as MetLife of CT Separate Account Eleven for Variable Annuities.


DISTRIBUTOR

We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including sales distribution expenses.

All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.)

These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.


FINANCIAL STATEMENTS

The financial statements of the Company and the financial statements of the Separate Account have been included in the SAI.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



         FOR BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
 FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN/TWELVE FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03).......... 2016   2.526           2.751                  78,655
                                                                        2015   2.622           2.526                  80,185
                                                                        2014   2.208           2.622                 120,931
                                                                        2013   2.025           2.208                 116,296
                                                                        2012   1.985           2.025                 147,041
                                                                        2011   1.731           1.985                 169,093
                                                                        2010   1.654           1.731                 178,318
                                                                        2009   1.462           1.654                 292,056
                                                                        2008   2.195           1.462                 369,002
                                                                        2007   1.848           2.195                 349,652
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2016   3.237           3.195                 232,274
                                                                        2015   3.104           3.237                 263,968
                                                                        2014   2.779           3.104                 269,485
                                                                        2013   2.094           2.779                 294,206
                                                                        2012   1.804           2.094                 373,922
                                                                        2011   1.844           1.804                 825,397
                                                                        2010   1.648           1.844                 395,156
                                                                        2009   1.111           1.648                 444,203
                                                                        2008   2.061           1.111                 394,477
                                                                        2007   1.572           2.061                 462,189
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.911           1.171                      --
                                                                        2008   1.738           0.911                 141,310
                                                                        2007   1.838           1.738                 130,811
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   1.090           1.089                      --
                                                                        2011   1.307           1.090                      --
                                                                        2010   1.183           1.307                 114,924
                                                                        2009   1.179           1.183                 141,369
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.673           2.801                      --
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................. 2008   1.047           1.018                      --
                                                                        2007   1.024           1.047                 118,195
 Deutsche Capital Growth Subaccount (Class B) (7/03)................... 2014   1.968           1.906                      --
                                                                        2013   1.490           1.968                 958,933
                                                                        2012   1.309           1.490               1,068,575
                                                                        2011   1.396           1.309               1,143,843
                                                                        2010   1.218           1.396               1,057,133
                                                                        2009   0.978           1.218               1,267,287
                                                                        2008   1.488           0.978               1,376,316
                                                                        2007   1.347           1.488               1,700,324
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............. 2010   1.625           1.743                      --
                                                                        2009   1.118           1.625                 452,615
                                                                        2008   2.278           1.118                 436,317
                                                                        2007   2.124           2.278                 425,276

                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
 Deutsche Growth & Income Subaccount (Class B) (6/03).......................... 2008   1.411
                                                                                2007   1.419
 Deutsche Health Care VIP Subaccount (Class B) (6/03).......................... 2011   1.427
                                                                                2010   1.346
                                                                                2009   1.122
                                                                                2008   1.490
                                                                                2007   1.341
 Deutsche International Subaccount (Class B) (7/03)............................ 2008   2.151
                                                                                2007   1.912
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.269
                                                                                2007   1.235
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.639
                                                                                2007   1.614
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.913
                                                                                2008   1.203
                                                                                2007   1.167
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.064
                                                                                2007   1.042
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.581
                                                                                2007   1.542
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.547
                                                                                2007   1.606
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   2.018
                                                                                2013   1.685
                                                                                2012   1.449
                                                                                2011   1.724
                                                                                2010   1.546
                                                                                2009   1.097
                                                                                2008   2.137
                                                                                2007   2.050
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2016   1.273
                                                                                2015   1.298
                                                                                2014   1.256
                                                                                2013   1.318
                                                                                2012   1.306
                                                                                2011   1.238
                                                                                2010   1.184
                                                                                2009   1.116
                                                                                2008   1.085
                                                                                2007   1.044
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.851
                                                                                2008   1.320
                                                                                2007   1.270
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.319
                                                                                2007   1.333
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   2.224
                                                                                2007   1.944
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 2008   1.501
                                                                                2007   1.435
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 2008   1.581
                                                                                2007   1.424
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 2008   1.555
                                                                                2007   1.463
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 2009   0.864
                                                                                2008   1.260
                                                                                2007   1.218
 Deutsche Money Market Subaccount (Class B) (7/03)............................. 2008   1.047
                                                                                2007   1.017
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)......................... 2008   1.396
                                                                                2007   1.340



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
 Deutsche Growth & Income Subaccount (Class B) (6/03).......................... 1.325                      --
                                                                                1.411                 563,871
 Deutsche Health Care VIP Subaccount (Class B) (6/03).......................... 1.604                      --
                                                                                1.427                 197,643
                                                                                1.346                 333,018
                                                                                1.122                 330,813
                                                                                1.490                 331,717
 Deutsche International Subaccount (Class B) (7/03)............................ 2.060                      --
                                                                                2.151                 620,817
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 1.235                      --
                                                                                1.269                 597,386
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 1.536                      --
                                                                                1.639                 892,430
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 0.921                      --
                                                                                0.913               2,412,619
                                                                                1.203               3,146,488
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 1.026                      --
                                                                                1.064               1,611,568
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 1.532                      --
                                                                                1.581               2,508,397
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 1.475                      --
                                                                                1.547               3,595,530
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 1.998                      --
                                                                                2.018                 237,769
                                                                                1.685                 257,105
                                                                                1.449                 276,182
                                                                                1.724                 303,841
                                                                                1.546                 401,792
                                                                                1.097                 463,205
                                                                                2.137                 748,585
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 1.263                 163,050
                                                                                1.273                 178,991
                                                                                1.298                 222,588
                                                                                1.256                 351,149
                                                                                1.318                 647,067
                                                                                1.306                 652,032
                                                                                1.238                 777,085
                                                                                1.184                 936,747
                                                                                1.116               1,069,071
                                                                                1.085                 565,552
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 0.853                      --
                                                                                0.851               3,046,571
                                                                                1.320               2,943,854
 Deutsche High Income Subaccount (Class B) (6/03).............................. 1.305                      --
                                                                                1.319               1,104,452
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2.145                      --
                                                                                2.224                 459,361
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 1.441                      --
                                                                                1.501                 333,251
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 1.559                      --
                                                                                1.581                 757,126
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 1.464                      --
                                                                                1.555                 239,153
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 0.868                      --
                                                                                0.864               5,496,146
                                                                                1.260               2,637,601
 Deutsche Money Market Subaccount (Class B) (7/03)............................. 1.052                      --
                                                                                1.047               4,672,142
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)......................... 1.218                      --
                                                                                1.396                 726,166

                  SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)..................... 2016   2.823
                                                                                   2015   2.931
                                                                                   2014   2.833
                                                                                   2013   2.136
                                                                                   2012   1.914
                                                                                   2011   2.075
                                                                                   2010   1.718
                                                                                   2009   1.350
                                                                                   2008   2.067
                                                                                   2007   2.045
 Deutsche Strategic Income Subaccount (Class B) (6/03)............................ 2008   1.170
                                                                                   2007   1.131
 Deutsche Technology Subaccount (Class B) (7/03).................................. 2010   1.139
                                                                                   2009   0.724
                                                                                   2008   1.372
                                                                                   2007   1.224
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)....................... 2008   1.869
                                                                                   2007   1.517
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.499
                                                                                   2007   1.502
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2016   1.977
                                                                                   2015   2.078
                                                                                   2014   1.866
                                                                                   2013   1.414
                                                                                   2012   1.286
                                                                                   2011   1.298
                                                                                   2010   1.151
                                                                                   2009   0.876
                                                                                   2008   1.360
                                                                                   2007   1.285
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.179
                                                                                   2007   1.142
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   2.222
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2016   1.924
                                                                                   2015   2.037
                                                                                   2014   2.003
                                                                                   2013   1.860
                                                                                   2012   1.621
                                                                                   2011   1.609
                                                                                   2010   1.411
                                                                                   2009   0.977
                                                                                   2008   1.308
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)......................... 2014   1.527
                                                                                   2013   1.299
                                                                                   2012   1.158
                                                                                   2011   1.196
                                                                                   2010   1.070
                                                                                   2009   0.889
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................... 2014   1.646
                                                                                   2013   1.328
                                                                                   2012   1.165
                                                                                   2011   1.231
                                                                                   2010   1.083
                                                                                   2009   0.880
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)......................... 2014   1.507
                                                                                   2013   1.340
                                                                                   2012   1.211
                                                                                   2011   1.231
                                                                                   2010   1.113
                                                                                   2009   0.940



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)..................... 3.237                 189,541
                                                                                   2.823                 230,803
                                                                                   2.931                 436,323
                                                                                   2.833                 546,061
                                                                                   2.136                 597,823
                                                                                   1.914                 709,430
                                                                                   2.075                 740,237
                                                                                   1.718                 956,525
                                                                                   1.350               1,068,880
                                                                                   2.067               1,226,657
 Deutsche Strategic Income Subaccount (Class B) (6/03)............................ 1.171                      --
                                                                                   1.170                 456,263
 Deutsche Technology Subaccount (Class B) (7/03).................................. 1.179                      --
                                                                                   1.139                 525,079
                                                                                   0.724                 276,821
                                                                                   1.372                 260,205
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)....................... 1.740                      --
                                                                                   1.869                 249,274
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 1.472                      --
                                                                                   1.499               1,002,056
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2.142                   1,081
                                                                                   1.977                   1,887
                                                                                   2.078                  54,594
                                                                                   1.866                  56,181
                                                                                   1.414                  57,094
                                                                                   1.286                  57,256
                                                                                   1.298                  57,633
                                                                                   1.151                  57,693
                                                                                   0.876                  60,401
                                                                                   1.360                  58,840
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 1.122                      --
                                                                                   1.179               1,182,084
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 1.830               1,007,057
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2.160               1,762,691
                                                                                   1.924               1,756,880
                                                                                   2.037               2,321,265
                                                                                   2.003               4,062,753
                                                                                   1.860               5,519,026
                                                                                   1.621               6,792,409
                                                                                   1.609               8,016,351
                                                                                   1.411               1,458,169
                                                                                   0.977                 909,617
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)......................... 1.528                      --
                                                                                   1.527               1,809,423
                                                                                   1.299               2,094,566
                                                                                   1.158               2,583,533
                                                                                   1.196               2,769,123
                                                                                   1.070               3,003,997
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................... 1.639                      --
                                                                                   1.646               1,181,112
                                                                                   1.328               1,699,093
                                                                                   1.165               2,210,022
                                                                                   1.231               2,320,427
                                                                                   1.083               2,345,492
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)......................... 1.513                      --
                                                                                   1.507                 960,929
                                                                                   1.340               1,173,349
                                                                                   1.211               1,369,639
                                                                                   1.231               1,554,947
                                                                                   1.113               1,863,308

               SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2016   2.172
                                                                              2015   2.555
                                                                              2014   2.768
                                                                              2013   2.953
                                                                              2012   2.518
                                                                              2011   3.135
                                                                              2010   2.568
                                                                              2009   1.541
                                                                              2008   3.509
                                                                              2007   2.784
 MIST MFS(R) Research International Subaccount (Class B) (4/08) *............ 2016   1.972
                                                                              2015   2.039
                                                                              2014   2.225
                                                                              2013   1.895
                                                                              2012   1.649
                                                                              2011   1.876
                                                                              2010   1.710
                                                                              2009   1.320
                                                                              2008   2.263
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................ 2013   1.078
                                                                              2012   1.040
                                                                              2011   1.115
                                                                              2010   0.922
                                                                              2009   0.685
                                                                              2008   1.083
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10).................. 2016   2.125
                                                                              2015   2.076
                                                                              2014   2.065
                                                                              2013   1.650
                                                                              2012   1.383
                                                                              2011   1.533
                                                                              2010   1.418
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)................... 2016   1.632
                                                                              2015   1.682
                                                                              2014   1.635
                                                                              2013   1.638
                                                                              2012   1.493
                                                                              2011   1.465
                                                                              2010   1.328
                                                                              2009   1.016
                                                                              2008   1.173
 MIST RCM Technology Subaccount (Class E) (5/10)............................. 2013   1.391
                                                                              2012   1.256
                                                                              2011   1.417
                                                                              2010   1.202
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *............ 2016   1.424
                                                                              2015   1.500
                                                                              2014   1.345
                                                                              2013   1.021
                                                                              2012   0.879
                                                                              2011   0.930
                                                                              2010   0.807
                                                                              2009   0.693
                                                                              2008   1.042
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *............. 2016   2.782
                                                                              2015   2.649
                                                                              2014   2.386
                                                                              2013   1.774
                                                                              2012   1.585
                                                                              2011   1.637
                                                                              2010   1.302
                                                                              2009   0.909
                                                                              2008   1.467
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)...................... 2013   1.633
                                                                              2012   1.565
                                                                              2011   1.717
                                                                              2010   1.371
                                                                              2009   0.947
                                                                              2008   1.733



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2.392                 183,667
                                                                              2.172                 227,066
                                                                              2.555                 268,974
                                                                              2.768                 299,624
                                                                              2.953                 346,111
                                                                              2.518                 478,917
                                                                              3.135                 553,321
                                                                              2.568                 562,616
                                                                              1.541                 492,144
                                                                              3.509                 457,511
 MIST MFS(R) Research International Subaccount (Class B) (4/08) *............ 1.924                 534,835
                                                                              1.972                 604,898
                                                                              2.039                 825,891
                                                                              2.225               1,304,709
                                                                              1.895               1,599,937
                                                                              1.649               1,791,610
                                                                              1.876               1,929,042
                                                                              1.710               2,172,868
                                                                              1.320               1,489,970
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................ 1.168                      --
                                                                              1.078               3,042,023
                                                                              1.040               3,337,591
                                                                              1.115               3,716,664
                                                                              0.922               3,990,754
                                                                              0.685               2,711,797
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10).................. 2.097                 223,983
                                                                              2.125                 274,826
                                                                              2.076                 319,903
                                                                              2.065                 235,109
                                                                              1.650                 336,172
                                                                              1.383                 421,870
                                                                              1.533                 466,355
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)................... 1.671                      --
                                                                              1.632               3,843,595
                                                                              1.682               4,712,750
                                                                              1.635               6,289,123
                                                                              1.638               7,794,736
                                                                              1.493               8,520,374
                                                                              1.465               9,951,087
                                                                              1.328              10,244,403
                                                                              1.016                 527,774
 MIST RCM Technology Subaccount (Class E) (5/10)............................. 1.454                      --
                                                                              1.391                 158,354
                                                                              1.256                 463,765
                                                                              1.417                 410,054
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *............ 1.626               1,354,691
                                                                              1.424               1,979,055
                                                                              1.500               2,426,569
                                                                              1.345               2,784,433
                                                                              1.021               3,067,172
                                                                              0.879               3,379,873
                                                                              0.930               3,883,900
                                                                              0.807               3,903,637
                                                                              0.693               4,074,877
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *............. 2.910                 103,123
                                                                              2.782                 106,747
                                                                              2.649                  96,345
                                                                              2.386                 171,700
                                                                              1.774                 254,985
                                                                              1.585                 262,458
                                                                              1.637                 266,108
                                                                              1.302                 314,489
                                                                              0.909                 166,374
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)...................... 1.761                      --
                                                                              1.633                 223,484
                                                                              1.565                 185,661
                                                                              1.717                 192,438
                                                                              1.371                 228,925
                                                                              0.947                 292,229

                 SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08).......................... 2016   1.248
                                                                                 2015   1.263
                                                                                 2014   1.201
                                                                                 2013   1.233
                                                                                 2012   1.167
                                                                                 2011   1.115
                                                                                 2010   1.048
                                                                                 2009   0.975
                                                                                 2008   1.029
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)...................... 2016   1.715
                                                                                 2015   1.857
                                                                                 2014   1.719
                                                                                 2013   1.325
                                                                                 2012   1.181
                                                                                 2011   1.175
                                                                                 2010   1.096
                                                                                 2009   1.002
                                                                                 2008   1.470
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)................ 2016   1.700
                                                                                 2015   1.726
                                                                                 2014   1.753
                                                                                 2013   1.781
                                                                                 2012   1.809
                                                                                 2011   1.837
                                                                                 2010   1.866
                                                                                 2009   1.890
                                                                                 2008   1.882
 MSF FI Value Leaders Subaccount (Class B) (4/08) *............................. 2013   1.406
                                                                                 2012   1.237
                                                                                 2011   1.342
                                                                                 2010   1.192
                                                                                 2009   0.997
                                                                                 2008   1.535
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)........................ 2016   2.329
                                                                                 2015   2.305
                                                                                 2014   2.111
                                                                                 2013   1.773
 MSF Jennison Growth Subaccount (Class B) (4/14)................................ 2016   1.511
                                                                                 2015   1.388
                                                                                 2014   1.230
 MSF Met/Wellington Balanced Subaccount (Class B) (4/08)........................ 2016   1.748
                                                                                 2015   1.736
                                                                                 2014   1.599
                                                                                 2013   1.350
                                                                                 2012   1.223
                                                                                 2011   1.199
                                                                                 2010   1.114
                                                                                 2009   0.967
                                                                                 2008   1.233
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)....... 2016   2.011
                                                                                 2015   2.000
                                                                                 2014   1.840
                                                                                 2013   1.402
                                                                                 2012   1.264
                                                                                 2011   1.341
                                                                                 2010   1.219
                                                                                 2009   0.941
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14).................... 2016   1.342
                                                                                 2015   1.378
                                                                                 2014   1.341
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 2016   1.337
                                                                                 2015   1.375
                                                                                 2014   1.329
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................... 2016   1.313
                                                                                 2015   1.356
                                                                                 2014   1.303



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08).......................... 1.264                 626,558
                                                                                 1.248                 663,381
                                                                                 1.263                 776,524
                                                                                 1.201               1,151,067
                                                                                 1.233               1,593,906
                                                                                 1.167               1,698,837
                                                                                 1.115               1,784,882
                                                                                 1.048               1,894,517
                                                                                 0.975               1,133,274
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)...................... 1.994                 908,453
                                                                                 1.715                 998,821
                                                                                 1.857               1,310,820
                                                                                 1.719               1,601,217
                                                                                 1.325               1,833,245
                                                                                 1.181               1,948,062
                                                                                 1.175               2,087,367
                                                                                 1.096               2,324,527
                                                                                 1.002               2,630,179
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)................ 1.676                 260,203
                                                                                 1.700                 270,184
                                                                                 1.726                 483,024
                                                                                 1.753                 682,552
                                                                                 1.781               1,146,206
                                                                                 1.809               1,132,259
                                                                                 1.837               1,027,274
                                                                                 1.866               1,256,521
                                                                                 1.890               1,464,720
 MSF FI Value Leaders Subaccount (Class B) (4/08) *............................. 1.547                      --
                                                                                 1.406                 569,228
                                                                                 1.237                 614,163
                                                                                 1.342                 645,546
                                                                                 1.192                 753,043
                                                                                 0.997                 760,185
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)........................ 2.411                  40,656
                                                                                 2.329                  63,548
                                                                                 2.305                 179,473
                                                                                 2.111                 193,622
 MSF Jennison Growth Subaccount (Class B) (4/14)................................ 1.485               1,806,471
                                                                                 1.511               2,139,186
                                                                                 1.388               2,861,766
 MSF Met/Wellington Balanced Subaccount (Class B) (4/08)........................ 1.838                 245,463
                                                                                 1.748                 263,960
                                                                                 1.736                 269,996
                                                                                 1.599                 323,851
                                                                                 1.350                 419,917
                                                                                 1.223                 441,234
                                                                                 1.199                 527,005
                                                                                 1.114                 613,820
                                                                                 0.967                 620,936
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)....... 2.120               1,173,924
                                                                                 2.011                 293,572
                                                                                 2.000                 491,310
                                                                                 1.840                 748,644
                                                                                 1.402                 894,551
                                                                                 1.264                 967,837
                                                                                 1.341               1,942,307
                                                                                 1.219               2,412,889
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14).................... 1.402               2,929,766
                                                                                 1.342               2,710,263
                                                                                 1.378               2,381,861
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 1.410               4,817,959
                                                                                 1.337               6,260,332
                                                                                 1.375               6,884,412
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................... 1.398               5,370,589
                                                                                 1.313               6,355,151
                                                                                 1.356               6,363,655

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2016   1.661           1.822               1,700,152
                                                                        2015   1.672           1.661               2,182,657
                                                                        2014   1.501           1.672               1,661,831
                                                                        2013   1.158           1.501               2,134,490
                                                                        2012   1.019           1.158               2,729,010
                                                                        2011   1.018           1.019               3,021,676
                                                                        2010   0.903           1.018               3,640,795
                                                                        2009   0.728           0.903               3,685,979
                                                                        2008   1.121           0.728               1,926,569
 MSF MFS(R) Total Return Subaccount (Class B) (4/06)................... 2016   1.426           1.529                 837,780
                                                                        2015   1.454           1.426                 981,638
                                                                        2014   1.363           1.454               1,388,954
                                                                        2013   1.166           1.363               1,958,493
                                                                        2012   1.064           1.166               2,414,691
                                                                        2011   1.058           1.064               2,485,648
                                                                        2010   0.978           1.058               2,690,661
                                                                        2009   0.840           0.978               2,944,278
                                                                        2008   1.099           0.840               1,287,130
                                                                        2007   1.072           1.099               1,389,767
 MSF MFS(R) Value Subaccount (Class E) (4/08).......................... 2016   2.297           2.583                 412,297
                                                                        2015   2.339           2.297                 478,994
                                                                        2014   2.148           2.339                 614,060
                                                                        2013   1.608           2.148                 813,351
                                                                        2012   1.403           1.608                 430,829
                                                                        2011   1.414           1.403                 489,371
                                                                        2010   1.291           1.414                 530,988
                                                                        2009   1.086           1.291                 560,276
                                                                        2008   1.558           1.086                 670,093
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2016   1.424           1.660                 988,487
                                                                        2015   1.441           1.424               1,186,325
                                                                        2014   1.468           1.441               1,742,472
                                                                        2013   1.177           1.468               2,660,872
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.206           1.647                 668,474
                                                                        2012   1.032           1.206                 774,871
                                                                        2011   1.062           1.032                 816,568
                                                                        2010   0.924           1.062               1,010,584
                                                                        2009   0.656           0.924               1,247,569
                                                                        2008   1.075           0.656               1,477,950
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2016   2.155           2.156                 259,286
                                                                        2015   1.978           2.155                 269,589
                                                                        2014   1.844           1.978                 294,863
                                                                        2013   1.461           1.844                 448,394
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2016   2.489           2.733                 550,477
                                                                        2015   2.467           2.489                 703,047
                                                                        2014   2.350           2.467               1,047,116
                                                                        2013   1.655           2.350               1,307,390
                                                                        2012   1.451           1.655               1,496,390
                                                                        2011   1.452           1.451               1,628,742
                                                                        2010   1.095           1.452               1,597,420
                                                                        2009   0.802           1.095               1,727,989
                                                                        2008   1.220           0.802               1,789,355



                                  SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75%
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)........ 2016   1.657           1.783           --
                                                                      2015   1.741           1.657           --
                                                                      2014   1.484           1.741           --
                                                                      2013   1.377           1.484           --
                                                                      2012   1.367           1.377           --
                                                                      2011   1.206           1.367           --
                                                                      2010   1.166           1.206           --
                                                                      2009   1.043           1.166           --
                                                                      2008   1.585           1.043           --
                                                                      2007   1.351           1.585           --

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2016   2.430           2.369           --
                                                                        2015   2.358           2.430           --
                                                                        2014   2.136           2.358           --
                                                                        2013   1.629           2.136           --
                                                                        2012   1.421           1.629           --
                                                                        2011   1.469           1.421           --
                                                                        2010   1.329           1.469           --
                                                                        2009   0.907           1.329           --
                                                                        2008   1.703           0.907           --
                                                                        2007   1.314           1.703           --
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.596           0.757           --
                                                                        2008   1.150           0.596           --
                                                                        2007   1.231           1.150           --
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   0.689           0.689           --
                                                                        2011   0.834           0.689           --
                                                                        2010   0.764           0.834           --
                                                                        2009   0.763           0.764           --
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   1.564           1.633           --
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................. 2008   1.015           0.984           --
                                                                        2007   1.006           1.015           --
 Deutsche Capital Growth Subaccount (Class B) (7/03)................... 2014   1.503           1.449           --
                                                                        2013   1.151           1.503           --
                                                                        2012   1.023           1.151           --
                                                                        2011   1.105           1.023           --
                                                                        2010   0.976           1.105           --
                                                                        2009   0.793           0.976           --
                                                                        2008   1.221           0.793           --
                                                                        2007   1.119           1.221           --
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............. 2010   0.988           1.056           --
                                                                        2009   0.688           0.988           --
                                                                        2008   1.419           0.688           --
                                                                        2007   1.339           1.419           --
 Deutsche Growth & Income Subaccount (Class B) (6/03).................. 2008   1.118           0.671           --
                                                                        2007   1.138           1.118           --
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................. 2011   1.122           1.257           --
                                                                        2010   1.071           1.122           --
                                                                        2009   0.904           1.071           --
                                                                        2008   1.215           0.904           --
                                                                        2007   1.106           1.215           --
 Deutsche International Subaccount (Class B) (7/03).................... 2008   1.531           1.460           --
                                                                        2007   1.377           1.531           --
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)......................... 2008   1.097           1.062           --
                                                                        2007   1.079           1.097           --
 Deutsche Blue Chip Subaccount (Class B) (6/03)........................ 2008   1.203           1.123           --
                                                                        2007   1.199           1.203           --
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.819           0.823           --
                                                                        2008   1.092           0.819           --
                                                                        2007   1.073           1.092           --
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.002           0.963           --
                                                                        2007   0.993           1.002           --
 Deutsche Davis Venture Value Subaccount (Class B) (7/03).............. 2008   1.185           1.144           --
                                                                        2007   1.170           1.185           --
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)........ 2008   1.132           1.075           --
                                                                        2007   1.189           1.132           --

                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.346
                                                                                2013   1.137
                                                                                2012   0.990
                                                                                2011   1.192
                                                                                2010   1.082
                                                                                2009   0.776
                                                                                2008   1.531
                                                                                2007   1.487
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2016   1.095
                                                                                2015   1.129
                                                                                2014   1.106
                                                                                2013   1.175
                                                                                2012   1.179
                                                                                2011   1.130
                                                                                2010   1.094
                                                                                2009   1.044
                                                                                2008   1.027
                                                                                2007   1.000
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.741
                                                                                2008   1.164
                                                                                2007   1.133
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.042
                                                                                2007   1.066
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   1.536
                                                                                2007   1.359
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 2008   1.186
                                                                                2007   1.148
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 2008   1.206
                                                                                2007   1.099
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 2008   1.250
                                                                                2007   1.190
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 2009   0.765
                                                                                2008   1.128
                                                                                2007   1.104
 Deutsche Money Market Subaccount (Class B) (7/03)............................. 2008   1.030
                                                                                2007   1.012
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)......................... 2008   1.087
                                                                                2007   1.056
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03).................. 2016   1.611
                                                                                2015   1.694
                                                                                2014   1.657
                                                                                2013   1.264
                                                                                2012   1.146
                                                                                2011   1.258
                                                                                2010   1.054
                                                                                2009   0.838
                                                                                2008   1.299
                                                                                2007   1.301
 Deutsche Strategic Income Subaccount (Class B) (6/03)......................... 2008   1.064
                                                                                2007   1.041
 Deutsche Technology Subaccount (Class B) (7/03)............................... 2010   0.919
                                                                                2009   0.591
                                                                                2008   1.134
                                                                                2007   1.024
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03).................... 2008   1.366
                                                                                2007   1.122
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)....................... 2008   1.103
                                                                                2007   1.118



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 1.327           --
                                                                                1.346           --
                                                                                1.137           --
                                                                                0.990           --
                                                                                1.192           --
                                                                                1.082           --
                                                                                0.776           --
                                                                                1.531           --
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 1.073           --
                                                                                1.095           --
                                                                                1.129           --
                                                                                1.106           --
                                                                                1.175           --
                                                                                1.179           --
                                                                                1.130           --
                                                                                1.094           --
                                                                                1.044           --
                                                                                1.027           --
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 0.740           --
                                                                                0.741           --
                                                                                1.164           --
 Deutsche High Income Subaccount (Class B) (6/03).............................. 1.027           --
                                                                                1.042           --
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 1.476           --
                                                                                1.536           --
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 1.135           --
                                                                                1.186           --
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 1.185           --
                                                                                1.206           --
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 1.172           --
                                                                                1.250           --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 0.765           --
                                                                                0.765           --
                                                                                1.128           --
 Deutsche Money Market Subaccount (Class B) (7/03)............................. 1.031           --
                                                                                1.030           --
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)......................... 0.944           --
                                                                                1.087           --
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03).................. 1.826           --
                                                                                1.611           --
                                                                                1.694           --
                                                                                1.657           --
                                                                                1.264           --
                                                                                1.146           --
                                                                                1.258           --
                                                                                1.054           --
                                                                                0.838           --
                                                                                1.299           --
 Deutsche Strategic Income Subaccount (Class B) (6/03)......................... 1.061           --
                                                                                1.064           --
 Deutsche Technology Subaccount (Class B) (7/03)............................... 0.947           --
                                                                                0.919           --
                                                                                0.591           --
                                                                                1.134           --
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03).................... 1.267           --
                                                                                1.366           --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)....................... 1.078           --
                                                                                1.103           --

                  SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2016   1.494
                                                                                   2015   1.590
                                                                                   2014   1.444
                                                                                   2013   1.108
                                                                                   2012   1.020
                                                                                   2011   1.041
                                                                                   2010   0.934
                                                                                   2009   0.720
                                                                                   2008   1.131
                                                                                   2007   1.082
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.147
                                                                                   2007   1.125
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   1.507
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2016   1.381
                                                                                   2015   1.479
                                                                                   2014   1.472
                                                                                   2013   1.384
                                                                                   2012   1.221
                                                                                   2011   1.226
                                                                                   2010   1.088
                                                                                   2009   0.763
                                                                                   2008   1.029
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)......................... 2014   1.273
                                                                                   2013   1.095
                                                                                   2012   0.988
                                                                                   2011   1.033
                                                                                   2010   0.935
                                                                                   2009   0.784
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................... 2014   1.351
                                                                                   2013   1.102
                                                                                   2012   0.979
                                                                                   2011   1.047
                                                                                   2010   0.932
                                                                                   2009   0.763
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)......................... 2014   1.274
                                                                                   2013   1.146
                                                                                   2012   1.048
                                                                                   2011   1.079
                                                                                   2010   0.987
                                                                                   2009   0.840
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)............ 2016   1.141
                                                                                   2015   1.358
                                                                                   2014   1.489
                                                                                   2013   1.607
                                                                                   2012   1.387
                                                                                   2011   1.748
                                                                                   2010   1.449
                                                                                   2009   0.880
                                                                                   2008   2.028
                                                                                   2007   1.622
 MIST MFS(R) Research International Subaccount (Class B) (4/08)................... 2016   1.167
                                                                                   2015   1.221
                                                                                   2014   1.349
                                                                                   2013   1.162
                                                                                   2012   1.024
                                                                                   2011   1.179
                                                                                   2010   1.088
                                                                                   2009   0.850
                                                                                   2008   1.469
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   0.984
                                                                                   2012   0.961
                                                                                   2011   1.043
                                                                                   2010   0.872
                                                                                   2009   0.656
                                                                                   2008   1.046



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 1.600                    --
                                                                                   1.494                    --
                                                                                   1.590                    --
                                                                                   1.444                    --
                                                                                   1.108                    --
                                                                                   1.020                    --
                                                                                   1.041                    --
                                                                                   0.934                    --
                                                                                   0.720                    --
                                                                                   1.131                    --
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 1.087                    --
                                                                                   1.147                    --
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 1.227                    --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 1.531                68,544
                                                                                   1.381                68,544
                                                                                   1.479                72,708
                                                                                   1.472                84,873
                                                                                   1.384                90,386
                                                                                   1.221                90,386
                                                                                   1.226                96,603
                                                                                   1.088                    --
                                                                                   0.763                    --
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)......................... 1.269                    --
                                                                                   1.273                    --
                                                                                   1.095                    --
                                                                                   0.988                    --
                                                                                   1.033                    --
                                                                                   0.935                    --
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................... 1.339                    --
                                                                                   1.351                    --
                                                                                   1.102                    --
                                                                                   0.979                    --
                                                                                   1.047                    --
                                                                                   0.932                    --
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)......................... 1.274                    --
                                                                                   1.274                    --
                                                                                   1.146                    --
                                                                                   1.048                    --
                                                                                   1.079                    --
                                                                                   0.987                    --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)............ 1.241                    --
                                                                                   1.141                    --
                                                                                   1.358                    --
                                                                                   1.489                    --
                                                                                   1.607                    --
                                                                                   1.387                    --
                                                                                   1.748                    --
                                                                                   1.449                    --
                                                                                   0.880                    --
                                                                                   2.028                    --
 MIST MFS(R) Research International Subaccount (Class B) (4/08)................... 1.125                    --
                                                                                   1.167                    --
                                                                                   1.221                    --
                                                                                   1.349                    --
                                                                                   1.162                    --
                                                                                   1.024                    --
                                                                                   1.179                    --
                                                                                   1.088                    --
                                                                                   0.850                    --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 1.062                    --
                                                                                   0.984                    --
                                                                                   0.961                    --
                                                                                   1.043                    --
                                                                                   0.872                    --
                                                                                   0.656                    --

                              SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10).............. 2016   1.489           1.452                    --
                                                                          2015   1.472           1.489                    --
                                                                          2014   1.482           1.472                    --
                                                                          2013   1.198           1.482                    --
                                                                          2012   1.016           1.198                    --
                                                                          2011   1.141           1.016                    --
                                                                          2010   1.063           1.141                    --
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)............... 2016   1.348           1.375                    --
                                                                          2015   1.406           1.348                63,070
                                                                          2014   1.384           1.406                63,084
                                                                          2013   1.402           1.384                    --
                                                                          2012   1.294           1.402                    --
                                                                          2011   1.285           1.294                    --
                                                                          2010   1.179           1.285                    --
                                                                          2009   0.913           1.179                    --
                                                                          2008   1.063           0.913                    --
 MIST RCM Technology Subaccount (Class E) (5/10)......................... 2013   1.082           1.127                    --
                                                                          2012   0.989           1.082                    --
                                                                          2011   1.130           0.989                    --
                                                                          2010   0.966           1.130                    --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *........ 2016   1.268           1.430                    --
                                                                          2015   1.352           1.268                    --
                                                                          2014   1.227           1.352                    --
                                                                          2013   0.942           1.227                    --
                                                                          2012   0.821           0.942                    --
                                                                          2011   0.879           0.821                    --
                                                                          2010   0.772           0.879                    --
                                                                          2009   0.671           0.772                    --
                                                                          2008   1.017           0.671                    --
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *......... 2016   2.032           2.099                    --
                                                                          2015   1.958           2.032                    --
                                                                          2014   1.784           1.958                    --
                                                                          2013   1.343           1.784                    --
                                                                          2012   1.214           1.343                    --
                                                                          2011   1.269           1.214                    --
                                                                          2010   1.022           1.269                    --
                                                                          2009   0.722           1.022                    --
                                                                          2008   1.175           0.722                    --
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2013   1.124           1.208                    --
                                                                          2012   1.090           1.124                    --
                                                                          2011   1.211           1.090                    --
                                                                          2010   0.979           1.211                    --
                                                                          2009   0.684           0.979                    --
                                                                          2008   1.262           0.684                    --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)................... 2016   1.068           1.069                    --
                                                                          2015   1.094           1.068                    --
                                                                          2014   1.053           1.094                    --
                                                                          2013   1.093           1.053                    --
                                                                          2012   1.047           1.093                    --
                                                                          2011   1.013           1.047                    --
                                                                          2010   0.963           1.013                    --
                                                                          2009   0.907           0.963                    --
                                                                          2008   0.966           0.907                    --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............... 2016   1.140           1.309                    --
                                                                          2015   1.248           1.140                    --
                                                                          2014   1.170           1.248                    --
                                                                          2013   0.913           1.170                    --
                                                                          2012   0.823           0.913                    --
                                                                          2011   0.829           0.823                    --
                                                                          2010   0.782           0.829                    --
                                                                          2009   0.724           0.782                    --
                                                                          2008   1.071           0.724                    --

                 SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)................ 2016   1.035
                                                                                 2015   1.064
                                                                                 2014   1.093
                                                                                 2013   1.124
                                                                                 2012   1.155
                                                                                 2011   1.187
                                                                                 2010   1.221
                                                                                 2009   1.251
                                                                                 2008   1.256
 MSF FI Value Leaders Subaccount (Class B) (4/08) *............................. 2013   0.972
                                                                                 2012   0.865
                                                                                 2011   0.950
                                                                                 2010   0.854
                                                                                 2009   0.723
                                                                                 2008   1.122
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)........................ 2016   1.546
                                                                                 2015   1.549
                                                                                 2014   1.436
                                                                                 2013   1.216
 MSF Jennison Growth Subaccount (Class B) (4/14)................................ 2016   1.345
                                                                                 2015   1.251
                                                                                 2014   1.117
 MSF Met/Wellington Balanced Subaccount (Class B) (4/08)........................ 2016   1.372
                                                                                 2015   1.379
                                                                                 2014   1.285
                                                                                 2013   1.098
                                                                                 2012   1.007
                                                                                 2011   0.999
                                                                                 2010   0.940
                                                                                 2009   0.825
                                                                                 2008   1.061
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)....... 2016   1.370
                                                                                 2015   1.378
                                                                                 2014   1.284
                                                                                 2013   0.990
                                                                                 2012   0.903
                                                                                 2011   0.970
                                                                                 2010   0.892
                                                                                 2009   0.697
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14).................... 2016   1.195
                                                                                 2015   1.241
                                                                                 2014   1.218
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 2016   1.190
                                                                                 2015   1.239
                                                                                 2014   1.207
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................... 2016   1.169
                                                                                 2015   1.222
                                                                                 2014   1.184
 MSF MetLife Stock Index Subaccount (Class B) (4/08)............................ 2016   1.468
                                                                                 2015   1.495
                                                                                 2014   1.359
                                                                                 2013   1.061
                                                                                 2012   0.945
                                                                                 2011   0.955
                                                                                 2010   0.858
                                                                                 2009   0.700
                                                                                 2008   1.086
 MSF MFS(R) Total Return Subaccount (Class B) (4/06)............................ 2016   1.269
                                                                                 2015   1.310
                                                                                 2014   1.243
                                                                                 2013   1.076
                                                                                 2012   0.994
                                                                                 2011   1.000
                                                                                 2010   0.936
                                                                                 2009   0.813
                                                                                 2008   1.077
                                                                                 2007   1.063



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)................ 1.008                     --
                                                                                 1.035                     --
                                                                                 1.064                     --
                                                                                 1.093                     --
                                                                                 1.124                     --
                                                                                 1.155                     --
                                                                                 1.187                     --
                                                                                 1.221                     --
                                                                                 1.251                     --
 MSF FI Value Leaders Subaccount (Class B) (4/08) *............................. 1.065                     --
                                                                                 0.972                     --
                                                                                 0.865                     --
                                                                                 0.950                     --
                                                                                 0.854                     --
                                                                                 0.723                     --
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)........................ 1.582                     --
                                                                                 1.546                     --
                                                                                 1.549                     --
                                                                                 1.436                     --
 MSF Jennison Growth Subaccount (Class B) (4/14)................................ 1.307                     --
                                                                                 1.345                     --
                                                                                 1.251                     --
 MSF Met/Wellington Balanced Subaccount (Class B) (4/08)........................ 1.425                     --
                                                                                 1.372                     --
                                                                                 1.379                     --
                                                                                 1.285                     --
                                                                                 1.098                     --
                                                                                 1.007                     --
                                                                                 0.999                     --
                                                                                 0.940                     --
                                                                                 0.825                     --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)....... 1.427                     --
                                                                                 1.370                     --
                                                                                 1.378                     --
                                                                                 1.284                     --
                                                                                 0.990                     --
                                                                                 0.903                     --
                                                                                 0.970                     --
                                                                                 0.892                     --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14).................... 1.233                     --
                                                                                 1.195                     --
                                                                                 1.241                     --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................... 1.240                 48,208
                                                                                 1.190                 50,964
                                                                                 1.239                 59,054
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................... 1.230                321,840
                                                                                 1.169                339,631
                                                                                 1.222                580,281
 MSF MetLife Stock Index Subaccount (Class B) (4/08)............................ 1.591                     --
                                                                                 1.468                     --
                                                                                 1.495                     --
                                                                                 1.359                     --
                                                                                 1.061                     --
                                                                                 0.945                     --
                                                                                 0.955                     --
                                                                                 0.858                     --
                                                                                 0.700                     --
 MSF MFS(R) Total Return Subaccount (Class B) (4/06)............................ 1.345                 70,909
                                                                                 1.269                 70,915
                                                                                 1.310                 74,619
                                                                                 1.243                 85,427
                                                                                 1.076                103,998
                                                                                 0.994                104,005
                                                                                 1.000                110,565
                                                                                 0.936                110,574
                                                                                 0.813                110,583
                                                                                 1.077                110,592

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MFS(R) Value Subaccount (Class E) (4/08).......................... 2016   1.592           1.768           --
                                                                        2015   1.640           1.592           --
                                                                        2014   1.524           1.640           --
                                                                        2013   1.155           1.524           --
                                                                        2012   1.020           1.155           --
                                                                        2011   1.040           1.020           --
                                                                        2010   0.961           1.040           --
                                                                        2009   0.819           0.961           --
                                                                        2008   1.183           0.819           --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2016   1.254           1.444           --
                                                                        2015   1.284           1.254           --
                                                                        2014   1.324           1.284           --
                                                                        2013   1.070           1.324           --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.113           1.502           --
                                                                        2012   0.964           1.113           --
                                                                        2011   1.004           0.964           --
                                                                        2010   0.884           1.004           --
                                                                        2009   0.635           0.884           --
                                                                        2008   1.050           0.635           --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2016   1.618           1.599           --
                                                                        2015   1.503           1.618           --
                                                                        2014   1.418           1.503           --
                                                                        2013   1.133           1.418           --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2016   1.760           1.909           --
                                                                        2015   1.766           1.760           --
                                                                        2014   1.702           1.766           --
                                                                        2013   1.213           1.702           --
                                                                        2012   1.076           1.213           --
                                                                        2011   1.090           1.076           --
                                                                        2010   0.832           1.090           --
                                                                        2009   0.617           0.832           --
                                                                        2008   0.946           0.617           --

------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2016.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2016 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS(R) Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Investment Portfolios-Mid Cap Stock Portfolio was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Investments VIT Funds-DWS Equity 500 Index VIP was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Bond VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Growth & Income VIP was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS International VIP was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Balanced VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Blue Chip VIP was replaced by Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Core Fixed Income VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Davis Venture Value VIP was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Dreman High Return Equity VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Large Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS High Income VIP was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS International Select Equity VIP was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Janus Growth & Income VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Large Cap Value VIP was replaced by Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Mid Cap Growth VIP was replaced by Met Investors Series Trust-T. Rowe Price Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Money Market VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Small Cap Growth VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Strategic Income VIP was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Turner Mid Cap Growth VIP was replaced by Met Investors Series Trust-Turner Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Conservative Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Moderate Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Growth Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Growth Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Moderate Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Balanced Strategy Portfolio and is no longer available as a funding option.

Effective on or about 12/14/2009, Credit Suisse Trust-International Equity Flex II was transferred to Credit Suisse Trust-International Equity Flex III and is no longer available as a funding option.

Effective on or about 05/03/2010, Credit Suisse Trust-Credit Suisse International Equity Flex II Portfolio merged into Credit Suisse
Trust-International Equity Flex III Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, DWS Variable Series I-DWSI Global Opportunities VIP was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, DWS Variable Series II-DWSII Technology VIP - Class B was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, DWS Variable Series I-DWS Health Care VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 04/30/2012, Credit Suisse Trust-International Equity Flex III Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class B merged into Metropolitan Series Fund-MFS(R) Value Portfolio
- Class E and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio - Class B merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-Turner Mid Cap Growth Portfolio merged into Metropolitan Series Fund-Frontier Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, DWS Variable Series I-DWS Capital Growth VIP - Class B was replaced by Metropolitan Series Fund-Jennison Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, DWS Variable Series II-DWS Global Growth VIP - Class B was replaced by Met Investors Series Trust-Oppenheimer Global Equity Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-MetLife Moderate Strategy Portfolio merged into Metropolitan Series Fund-MetLife Asset Allocation 40 Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-MetLife Balanced Strategy Portfolio merged into Metropolitan Series Fund-MetLife Asset Allocation 60 Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-MetLife Growth Strategy Portfolio merged into Metropolitan Series Fund-MetLife Asset Allocation 80 Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B
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               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds and Trusts were subject to a name change. The chart below identifies the former name and new name of each of these Underlying Funds, and the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds and the Trust were renamed.


                     FORMER NAME                                            NEW NAME
----------------------------------------------------- ----------------------------------------------------
MET INVESTORS SERIES TRUST                            BRIGHTHOUSE FUNDS TRUST I
 Met/Aberdeen Emerging Markets Equity Portfolio       Brighthouse/Aberdeen Emerging Markets Equity
                                                      Portfolio
METROPOLITAN SERIES FUND                              BRIGHTHOUSE FUNDS TRUST II
 Met/Wellington Balanced Portfolio                    Brighthouse/Wellington Balanced Portfolio
 Met/Wellington Core Equity Opportunities Portfolio   Brighthouse/Wellington Core Equity Opportunities
                                                      Portfolio
 MetLife Asset Allocation 40 Portfolio                Brighthouse Asset Allocation 40 Portfolio
 MetLife Asset Allocation 60 Portfolio                Brighthouse Asset Allocation 60 Portfolio
 MetLife Asset Allocation 80 Portfolio                Brighthouse Asset Allocation 80 Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.    THE DREYFUS SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.
 The Dreyfus Socially Responsible Growth Fund, Inc.   The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

                                   APPENDIX C
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              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and Brighthouse Life Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:

       THE INSURANCE COMPANY

       PRINCIPAL UNDERWRITER

       PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT

       VALUATION OF ASSETS

           Funding Options
           The Contract Value
           Accumulation Unit Value
           Annuity Unit Value
           Calculation Of Money Market Yield

       FEDERAL TAX CONSIDERATIONS

           Mandatory Distributions for Qualified Plans
           Nonqualified Annuity Contracts
           Individual Retirement Annuities
           Simple Plan IRA Form
           Roth IRAs
           Qualified Pension and Profit Sharing Plans
           Section-403(b) Plans
           Federal Income Tax Withholding

       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

       CUSTODIAN

       CONDENSED FINANCIAL INFORMATION

       FINANCIAL STATEMENTS

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A copy of the Brighthouse Life Insurance Company Statement of Additional Information dated May 1, 2017 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to Brighthouse Life Insurance Company, P.O. Box 10366, Des Moines, IA 50306-0366.

Name:

Address:


BLIC-Book-70-71-75